Operating leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three and six months ended June 30, 2025 and June 30, 2024 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Operating lease costs	$11,469	$9,287	$22,668	$22,450
Income from sub-leases	(851)	(301)	(1,619)	(637)
Net operating lease costs	$10,618	$8,986	$21,049	$21,813

Of the total cost of $10.6 million incurred in the three months ended June 30, 2025 (June 30, 2024: $9.0 million), $9.2 million (June 30, 2024: $8.0 million) is recorded within selling, general and administration costs and $1.4 million (June 30, 2024: $1.0 million) is recorded within direct costs.

Of the total cost of $21.0 million incurred in the six months ended June 30, 2025 (June 30, 2024: $21.8 million), $18.1 million (June 30, 2024: $18.0 million) is recorded within selling, general and administration costs and $2.9 million (June 30, 2024: $3.8 million) is recorded within direct costs.

During the three and six months ended June 30, 2025 and June 30, 2024, costs incurred by the ICON Group related to variable lease payments were de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended June 30, 2025, totaled $2.8 million (June 30, 2024: $11.0 million). Right-of-use assets obtained, in exchange for lease obligations during the six months ended June 30, 2025, totaled $9.8 million (June 30, 2024: $46.6 million)

The weighted average remaining lease term and weighted-average discount rate at June 30, 2025 were 6.02 years and 3.97%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2024 were 6.56 years and 4.01%, respectively.

Future minimum lease payments under non-cancelable leases as of June 30, 2025 were as follows:

(in thousands)
Year 1	$44,447
Year 2	38,228
Year 3	31,257
Year 4	23,087
Year 5	15,709
Thereafter	38,457
Total future minimum lease payments	191,185
Lease imputed interest	(19,768)
Total	$171,417
Operating lease liabilities are presented as current and non-current. As at June 30, 2025, operating lease liabilities of $38.7 million have been included in Other liabilities (December 31, 2024: $36.8 million) and $132.7 million have been classified as Non-current Lease Liabilities (December 31, 2024: $140.1 million).